UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08426

              AllianceBernstein Worldwide Privatization Fund, Inc.
               (Exact name of registrant as specified in charter)

                     1345 Avenue of the Americas, New York,
                      New York 10105 (Address of principal
                          executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2003

                   Date of reporting period: December 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management

International Mid-cap

AllianceBernstein Worldwide Privatization Fund

Semi-Annual Report--December 31, 2003


Investment Products Offered
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current investors in the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commission's web site at http://www.sec.gov, or by calling Alliance Capital at
(800) 227-4618.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

February 24, 2004

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Worldwide Privatization Fund (the "Fund") for the semi-annual reporting period ended December 31, 2003.

Investment Objective and Policies

This open-end fund seeks long-term capital appreciation. The Fund invests substantially all of its assets in equity securities issued by companies that are undergoing, or have undergone, privatization, and in securities of companies believed by Alliance to be beneficiaries of privatizations.

Investment Results

The following table provides the performance results for the Fund and the Morgan Stanley Capital International (MSCI) World (minus the U.S.) Index, as well as the MSCI Emerging Markets Free (EMF) Index, for the six- and 12-month periods ended December 31, 2003. We have also included the performance results for the Fund's benchmark, a 65%/35% composite of the MSCI World (minus the U.S.) Index and the MSCI EMF Index, respectively, which more closely reflects the Fund's investment orientation and portfolio characteristics than either of the indices standing alone.

-------------------------------------------------------------------------------
INVESTMENT RESULTS*
Periods Ended December 31, 2003

                                                          Returns
                                                  ------------------------
                                                  6 Months       12 Months
                                                  --------       ---------
AllianceBernstein Worldwide
  Privatization Fund
  Class A                                           30.21%          44.72%
  Class B                                           29.59%          43.50%
  Class C                                           29.59%          43.50%

MSCI World (minus the U.S.) Index                   26.56%          40.01%

MSCI EMF Index                                      34.57%          56.28%

65%/35% Composite: MSCI World
  (minus the U.S.) Index/MSCI
  EMF Index                                         29.36%          45.70%


* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of December 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares


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ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 1

-------------------------------------------------------------------------------
are purchased or redeemed. Returns for Advisor Class shares will vary due to different expenses associated with this class. Returns for the Fund include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

Neither the unmanaged Morgan Stanley Capital International (MSCI) World (minus the U.S.) Index nor the MSCI Emerging Markets Free (EMF) Index reflects fees and expenses associated with the active management of a mutual fund portfolio. The MSCI World (minus the U.S.) Index is a market capitalization-weighted index that measures the performance of stock markets in 22 countries outside the United States. The MSCI EMF Index is a market capitalization-weighted index composed of companies representative of the market structure of 26 emerging market countries in Europe, Latin America, and the Pacific Basin. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Worldwide Privatization Fund.

Additional investment results appear on page 5.
-------------------------------------------------------------------------------


During the six- and 12-month periods ended December 31, 2003, the Fund's Class A shares returned 30.21% and 44.72%, respectively. The Fund's benchmark, a 65%/35% composite of the MSCI World (minus the U.S.) Index and the MSCI EMF Index, posted returns of 29.36% and 45.70%, respectively, during the same periods.

Over the 12-month period, the Fund underperformed the benchmark due to mildly disappointing stock selection results in Japan and to the Fund's underweighted asset allocation in Asia.

Over the six-month period, the Fund outperformed the benchmark due primarily to positive contributions from stock selection, with relative overweight positions in Brazilian and Chinese commodity stocks having a notable impact. Regional asset allocation also made a slight positive contribution to the relative performance, most notably from the Fund's overweight positions in the Latin American, and to a lesser extent the EMEA (East Europe, Middle East and Africa), regions.

Market Review and Investment Strategy

During the 12-month reporting period ended December 31, 2003, both developed and emerging market equities posted strong positive returns. Within developed markets, the European and the Pacific ex-Japan regions registered the strongest performance, while Japan marginally lagged behind. North America was the worst relative performer in U.S. dollar terms. Among the emerging markets group, Latin America proved the strongest performer, driven by a rebound in the Brazilian equity market. The EMEA


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2 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND
region also posted positive returns. Returns from Asia were also strong but lagged the overall emerging markets group.

The broad strength in the equity markets in 2003 was due to a combination of factors. The investment environment improved and investor appetite for risk grew, as the uncertainty that had previously overshadowed the markets was reduced with the swift resolution of the conflict in Iraq. Actions taken by global policy makers to stimulate economic activity also started to bear fruit, as economic growth began to accelerate across all the major regions. North America and Asia registered the strongest recovery, while recovery in Europe and Japan was more tentative. Equity market valuations were further enhanced by a dramatic improvement in corporate profitability and cash flow based on cost cutting efforts and better top line results.

The Fund's portfolio continued to emphasize diversification, with strong representation in both developed and emerging markets and in a wide array of economic sectors. Privatization activity gained momentum over the period under review and a number of large privatization deals were successfully completed during the period.


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ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 3


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Portfolio Summary
-------------------------------------------------------------------------------


PORTFOLIO SUMMARY
December 31, 2003 (unaudited)

6/2/94

Class B Shares
6/2/94

Class C Shares
2/8/95

Net Assets ($mil): $276.5


[GRAPH OMITTED]


SECTOR BREAKDOWN

      22.1%    Finance
      18.8%    Utilities
      17.0%    Consumer Services
      11.6%    Energy
       7.0%    Transportation
       6.9%    Technology
       5.5%    Basic Industry
       4.6%    Health Care
       3.1%    Consumer Staples
       2.4%    Multi-Industry
       0.7%    Consumer Manufacturing
       0.3%    Short-Term


[GRAPH OMITTED]


SECURITY BREAKDOWN

      87.1%    Common Stock
       8.8%    American Depositary Receipt
       2.7%    Global Depositary Receipt
       1.1%    Preferred Stock
       0.3%    Time Deposit


All data as of December 31, 2003. The Fund's sector and security breakdowns are expressed as a percentage of total investments and may vary over time.


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4 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND

Investment Results
-------------------------------------------------------------------------------


INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2003

Class A Shares
-------------------------------------------------------------------------------
                                Without Sales Charge       With Sales Charge
                    1 Year             44.72%                    38.65%
                   5 Years              5.34%                     4.43%
           Since Inception*             7.84%                     7.36%

Class B Shares
-------------------------------------------------------------------------------
                               Without Sales Charge       With Sales Charge
                    1 Year             43.50%                    39.50%
                   5 Years              4.53%                     4.53%
           Since Inception*             7.19%                     7.19%

Class C Shares
-------------------------------------------------------------------------------
                                Without Sales Charge       With Sales Charge
                    1 Year             43.50%                    42.50%
                   5 Years              4.53%                     4.53%
           Since Inception*             8.20%                     8.20%


The Fund's investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000. Returns for Advisor Class shares will vary due to different expenses associated with this class.

Substantially all of the Fund's assets will be invested in foreign securities, which may magnify fluctuations in the prices of individual securities in which the Fund invests due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


* Since Inception: 6/2/94 Class A and Class B; 2/8/95 Class C.


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ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 5

Ten Largest Holdings
-------------------------------------------------------------------------------


TEN LARGEST HOLDINGS
December 31, 2003 (unaudited)

                                               Percent of
Company                                       U.S. $ Value        Net Assets
-------------------------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.       $  7,499,963             2.7%
Vodafone Group Plc.                             6,883,637             2.5
Japan Tobacco, Inc.                             6,778,613             2.4
BNP Paribas, SA                                 6,513,012             2.3
Deutsche Post AG                                6,032,599             2.2
Kookmin Bank (common stock & ADR)               5,998,667             2.2
ENI SpA                                         5,973,692             2.2
France Telecom, SA                              5,962,850             2.2
Nomura Holdings, Inc.                           5,639,236             2.0
East Japan Railway Co.                          5,331,917             1.9
                                             $ 62,614,186            22.6%


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6 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND

Portfolio of Investments
-------------------------------------------------------------------------------


PORTFOLIO OF INVESTMENTS
December 31, 2003 (unaudited)

Company                                          Shares       U.S. $ Value
-------------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-98.1%
Australia-1.1%
CSL, Ltd.                                       230,911     $  3,102,862
                                                             ------------

Austria-1.3%
Bank Austria Creditanstalt(a)                    36,571        1,864,145
Boehler-Uddeholm AG                              27,500        1,853,100
                                                             ------------
                                                               3,717,245

Brazil-5.0%
Brasil Telecom Participacoes, SA (ADR)           27,600        1,043,280
Companhia Paranaense de Energia-Copel
  (ADR)(a)                                       78,400          373,968
Companhia Vale do Rio Doce (ADR)                 32,200        1,883,700
Sponsored ADR                                    21,600        1,112,616
Gerdau, SA pfd                                   42,749          902,315
Sponsored ADR                                    87,180        1,762,780
Investimentos Itau, SA pfd(a)                 1,834,674        2,164,788
Petroleo Brasileiro, SA (ADR)                   144,600        3,855,036
Telesp Celular Participacoes, SA (ADR)(a)        45,300          298,074
Uniao de Bancos Brasileiros, SA (GDR)            11,700          291,915
                                                             ------------
                                                              13,688,472

Chile-0.1%
Enersis, SA (ADR)(a)                             41,200          303,232
                                                             ------------

China-2.8%
Beijing Capital International
  Airport Co., Ltd.                           3,444,000        1,175,540
China Petroleum and Chemical Corp.            3,882,000        1,737,556
China Resources Power Holdings Co., Ltd.(a)   3,482,000        1,614,581
CNOOC, Ltd.                                     826,000        1,622,476
Legend Group, Ltd.                            3,690,000        1,580,325
                                                             ------------
                                                               7,730,478

Czech Republic-0.6%
Cesky Telecom AS (GDR)(a)                       155,200        1,746,000
                                                             ------------

Egypt-0.9%
Eastern Co. for Tobacco & Cigarettes             95,724        1,195,424
Egyptian Co. for Mobile Services                106,675        1,306,574
                                                             ------------
                                                               2,501,998

Finland-2.3%
Fortum OYJ                                      171,894        1,769,709
Sampo OYJ                                       158,538        1,636,195
TietoEnator OYJ                                 102,745        2,806,132
                                                             ------------
                                                               6,212,036


ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 7

Portfolio of Investments
-------------------------------------------------------------------------------


Company                                          Shares       U.S. $ Value
-------------------------------------------------------------------------------
France-10.8%
BNP Paribas, SA                                 103,662     $  6,513,012
Dassault Systemes, SA                            58,719        2,672,359
France Telecom, SA(a)                           209,077        5,962,850
Sanofi-Synthelabo, SA                            32,867        2,469,574
STMicroelectronics NV                            45,334        1,226,733
TF1-TV Francaise                                 91,058        3,172,283
TotalFinaElf Series B                            19,365        3,592,549
Veolia Environnement                            155,716        4,174,463
                                                             ------------
                                                              29,783,823

Germany-4.3%
Deutsche Lufthansa AG                            86,289        1,438,994
Deutsche Post AG                                293,695        6,032,599
Fraport AG(a)                                    95,043        2,727,362
Rhoen-Klinikum AG                                29,081        1,621,440
                                                             ------------
                                                              11,820,395

Ghana-0.7%
Ashanti Goldfields Co., Ltd. (GDR)(a)           153,700        2,004,248
                                                             ------------

Greece-1.7%
Greek Organisation of Football
  Prognostics, SA                               165,336        2,388,895
Public Power Corp.                               98,264        2,424,031
                                                             ------------
                                                               4,812,926

Hong Kong-0.9%
China Mobile (Hong Kong), Ltd.                  365,000        1,118,918
China Resources Enterprise, Ltd.              1,314,000        1,489,383
                                                             ------------
                                                               2,608,301

Hungary-1.6%
Matav Magyar Tavkozlesi Rt.                     334,574        1,266,779
MOL Magyar Olaj-es Gazipari Rt.                  41,992        1,270,930
OTP Bank Rt.(a)                                 151,041        1,936,423
                                                             ------------
                                                               4,474,132

India-0.6%
Canara Bank, Ltd.                               268,600          805,210
Punjab National Bank, Ltd.                      170,300          903,339
                                                             ------------
                                                               1,708,549

Indonesia-0.2%
PT Hanjaya Mandala Sampoerna Tbk              1,174,500          624,029
                                                             ------------

Israel-0.7%
Bank Hapoalim, Ltd.                             807,600        1,985,450
                                                             ------------


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8 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND

Portfolio of Investments
-------------------------------------------------------------------------------


Company                                          Shares       U.S. $ Value
-------------------------------------------------------------------------------
Italy-5.0%
Acegas-APS SpA                                  216,186     $  1,398,551
ENI SpA                                         317,266        5,973,692
Telecom Italia Mobile SpA                       280,263        1,520,305
Telecom Italia SpA(a)                           445,064        1,316,370
UniCredito Italiano SpA                         672,283        3,621,459
                                                             ------------
                                                              13,830,377

Japan-14.2%
East Japan Railway Co.                            1,131        5,331,917
Japan Airlines System Corp.                     506,000        1,336,800
Japan Tobacco, Inc.                                 925        6,778,613
KDDI Corp.                                          590        3,381,815
Mitsubishi Tokyo Financial Group, Inc.              961        7,499,963
Nippon Telegraph & Telephone Corp.                  482        2,326,307
Nissan Motor Co., Ltd.                          167,200        1,910,500
Nomura Holdings, Inc.                           331,000        5,639,236
NTT DoCoMo, Inc.                                  1,557        3,532,029
West Japan Railway Co.                              372        1,462,024
                                                             ------------
                                                              39,199,204

Luxembourg-0.9%
Tenaris, SA (ADR)                                70,221        2,339,764
                                                             ------------

Malaysia-0.3%
Astro All Asia Networks Plc.(a)                 123,500          143,650
Maxis Communications Berhad                     329,900          655,459
                                                             ------------
                                                                 799,109

Mexico-3.7%
America Movil, SA de CV Series L                 95,506        2,611,134
Grupo Aeroportuario del Sureste,
  SA de CV (ADR)                                 20,200          355,520
Grupo Financiero Banorte, SA de CV Series O     347,977        1,207,770
Grupo Financiero BBVA Bancomer, SA de CV(a)   4,364,000        3,728,421
Telefonos de Mexico, SA de CV Cl. L (ADR)        67,506        2,229,723
                                                             ------------
                                                              10,132,568

Netherlands-1.2%
ING Groep NV                                    143,153        3,331,387
                                                             ------------

Norway-0.5%
Telenor ASA                                     212,204        1,384,541
                                                             ------------

Peru-0.7%
Exsa, SA(b)                                   2,553,049        1,807,038
                                                             ------------

Poland-1.0%
Bank Pekao, SA                                   43,601        1,261,427
Polski Koncern Naftowy Orlen, SA (GDR)          107,117        1,435,368
                                                             ------------
                                                               2,696,795


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ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 9

Portfolio of Investments
-------------------------------------------------------------------------------


Company                                          Shares       U.S. $ Value
-------------------------------------------------------------------------------
Russia-2.4%
AO VimpelCom (ADR)(a)                            25,500     $  1,874,250
Lukoil Holding (ADR)                             26,209        2,440,058
Mobile Telesystems (ADR)                         15,000        1,242,000
YUKOS (ADR)                                      26,400        1,108,800
                                                             ------------
                                                               6,665,108

Singapore-1.5%
DBS Group Holdings, Ltd.                        236,535        2,047,379
Singapore Post, Ltd.                          1,660,000          679,326
Singapore Telecommunications, Ltd.            1,231,000        1,420,691
                                                             ------------
                                                               4,147,396

South Africa-1.0%
MTN Group, Ltd.(a)                              647,865        2,757,140
                                                             ------------

South Korea-5.5%
Kookmin Bank                                     93,701        3,511,330
  ADR                                            65,733        2,487,337
POSCO                                            28,720        3,928,963
SK Telecom Co., Ltd.                             31,260        5,220,932
                                                             ------------
                                                              15,148,562

Spain-3.2%
Amadeus Global Travel Distribution, SA          263,903        1,710,564
Iberia Lineas Aereas de Espana, SA              545,358        1,564,964
Indra Sistemas, SA                               98,417        1,259,734
Red Electrica de Espana                          84,316        1,379,562
Telefonica, SA                                  193,648        2,836,963
                                                             ------------
                                                               8,751,787

Sweden-1.0%
Eniro AB                                        281,883        2,701,191
                                                             ------------

Switzerland-0.3%
Unique Zurich Airport(a)                         17,645          925,910
                                                             ------------

Taiwan-3.2%
Cathay Financial Holding Co.,
  Ltd. (GDR)(a)(c)                              117,200        1,758,000
Chunghwa Telecom Co., Ltd. (ADR)                169,900        2,463,550
Fubon Financial Holding Co., Ltd.             1,693,865        1,621,520
Taiwan Semiconductor Manufacturing
  Co., Ltd.(a)                                1,675,212        3,133,313
                                                             ------------
                                                               8,976,383

Thailand-1.6%
Ratchaburi Electricity Generating
  Holding Public Co., Ltd.                    2,130,300        2,634,480
Siam Commercial Bank Public Co., Ltd.(a)      1,264,800        1,723,748
                                                             ------------
                                                               4,358,228

Trinidad & Tobago-0.3%
B.W.I.A. International Airways, Ltd.(a)(b)    2,727,272          909,000
                                                             ------------


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10 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND


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Portfolio of Investments
-------------------------------------------------------------------------------


                                             Shares or
                                             Principal
                                               Amount
Company                                        (000)        U.S. $ Value
-------------------------------------------------------------------------------
Turkey-1.4%
Dogan Yayin Holding AS(a)                   321,570,948     $  1,236,371
Turkiye Is Bankasi Series C(a)              633,565,037        2,571,250
                                                             ------------
                                                               3,807,621

United Kingdom-10.2%
BP Plc.                                         366,908        2,963,762
British Airways Plc.(a)                         334,212        1,385,584
British Sky Broadcasting Group Plc.(a)          267,103        3,348,282
Centrica Plc.                                   867,547        3,264,099
Mersey Docks & Harbour Co.                      180,403        2,131,167
National Grid Transco Plc.                      723,317        5,162,355
Vedanta Resources Plc.(a)                       209,591        1,375,334
Vodafone Group Plc.                           2,787,278        6,883,637
Wolfson Microelectronics Plc.(a)                318,547        1,817,655
                                                             ------------
                                                              28,331,875

United States-3.4%
Affiliated Computer Services, Inc. Cl. A(a)      77,000        4,193,420
Pfizer, Inc.                                    149,300        5,274,769
                                                             ------------
                                                               9,468,189

Total Common & Preferred Stocks
  (cost $206,357,539)                                        271,293,349
                                                             ------------

SHORT-TERM INVESTMENT-0.3%
Time Deposit-0.3%
Societe Generale
  0.91%, 1/02/04
  (cost $700,000)                                  $700          700,000
                                                             ------------

Total Investments-98.4%
  (cost $207,057,539)                                        271,993,349
Other assets less liabilities-1.6%                             4,534,141
                                                             ------------

Net Assets-100%                                            $ 276,527,490


(a)  Non-income producing security.

(b)  Illiquid security, valued at fair value (See Note A).

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the aggregate market value of these securities amounted to $1,758,000 or 0.6% of net assets.

     Glossary of terms:

     ADR - American Depositary Receipt
     GDR - Global Depositary Receipt

     See notes to financial statements.


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ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 11

Statement of Assets & Liabilities
-------------------------------------------------------------------------------


STATEMENT OF ASSETS & LIABILITIES
December 31, 2003 (unaudited)

Assets
Investments in securities, at value (cost $207,057,539)          $ 271,993,349
Cash                                                                   956,176
Foreign cash, at value (cost $4,742,489)                             4,811,855
Dividends and interest receivable                                      728,581
Receivable for capital stock sold                                      232,751

Total assets                                                       278,722,712

Liabilities
Payable for investment securities purchased                            700,000
Payable for capital stock redeemed                                     561,427
Advisory fee payable                                                   224,188
Net unrealized depreciation on India capital gains tax                 166,273
Distribution fee payable                                               109,106
Accrued expenses                                                       434,228
Total liabilities                                                    2,195,222

Net Assets                                                       $ 276,527,490

Composition of Net Assets
Capital stock, at par                                            $      25,912
Additional paid-in capital                                         258,107,847
Distributions in excess of net investment income                      (674,929)
Accumulated net realized loss on investment
  and foreign currency transactions                                (45,786,335)
Net unrealized appreciation of investments and
  and foreign currency denominated assets and liabilities           64,854,995

                                                                $  276,527,490

Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share
  ($201,137,459/18,500,876 shares of capital stock
  issued and outstanding)                                               $10.87
Sales charge--4.25% of public offering price                               .48
Maximum offering price                                                  $11.35

Class B Shares
Net asset value and offering price per share
  ($58,651,961/5,771,832 shares of capital stock
  issued and outstanding)                                               $10.16

Class C Shares
Net asset value and offering price per share
  ($15,606,160/1,535,904 shares of capital stock
  issued and outstanding)                                               $10.16

Advisor Class Shares
Net asset value, redemption and offering price per share
  ($1,131,910/103,573 shares of capital stock
  issued and outstanding)                                               $10.93


See notes to financial statements.


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12 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND

Statement of Operations
-------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
Six Months Ended December 31, 2003 (unaudited)

Investment Income
Dividends (net of foreign taxes withheld
  of $298,117)                                    $  2,280,184
Interest                                                 3,108    $  2,283,292

Expenses
Advisory fee                                         1,226,979
Distribution fee--Class A                              268,163
Distribution fee--Class B                              261,125
Distribution fee--Class C                               67,622
Transfer agency                                        564,864
Custodian                                              213,648
Administrative                                          68,866
Printing                                                63,909
Audit and legal                                         63,580
Registration                                            39,997
Directors' fees                                          9,000
Miscellaneous                                            8,678
Total expenses                                       2,856,431

Less: expenses waived by the
Transfer Agent (see Note B)                            (36,328)

Less: expense offset arrangement
  (see Note B)                                            (280)

Net expenses                                                         2,819,823

Net investment loss                                                   (536,531)

Realized and Unrealized Gain (Loss) on
Investment and Foreign Currency Transactions
Net realized gain (loss) on:
  Investment transactions                                           18,004,730
  Foreign currency transactions                                        (77,480)

Net change in unrealized
  appreciation/depreciation of:
  Investments                                                       47,794,496
  Foreign currency denominated
    assets and liabilities                                             (30,386)

Net gain on investment and foreign
  currency transactions                                             65,691,360
Net Increase in Net Assets from
Operations                                                       $  65,154,829


See notes to financial statements.

-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 13

Statement Of Changes In Net Assets
--------------------------------------------------------------------------------


STATEMENT OF CHANGES IN NET ASSETS

                                          Six Months Ended          Year Ended
                                          December 31, 2003           June 30,
                                             (unaudited)                2003
                                          -----------------        ------------
Increase (Decrease) in
Net Assets from Operations
Net investment income (loss)                $   (536,531)         $      1,162
Net realized gain (loss) on investment
  and foreign currency transactions           17,927,250            (4,816,525)
Net change in unrealized
  appreciation/depreciation
  of investments and foreign
  currency denominated
  assets and liabilities                      47,764,110             6,240,176
Net increase in net assets from
  operations                                  65,154,829             1,424,813

Dividends to Shareholders from
Net investment income
  Class A                                       (708,309)                   -0-
  Advisor Class                                   (6,139)                   -0-

Capital Stock Transactions
Net decrease                                 (12,337,789)          (42,233,358)
Total increase (decrease)                     52,102,592           (40,808,545)

Net Assets
Beginning of period                          224,424,898           265,233,443
End of period (including undistributed
  net investment income of $576,050
  at June 30, 2003)                         $276,527,490          $224,424,898


See notes to financial statements.


-------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND

Notes to Financial Statements
-------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS
December 31, 2003 (unaudited)

NOTE A
Significant Accounting Policies

AllianceBernstein Worldwide Privatization Fund, Inc. (the "Fund") organized as a Maryland corporation on March 16, 1994, is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with an initial sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge. Advisor Class shares are offered solely to investors participating in fee based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 15

Notes to Financial Statements
-------------------------------------------------------------------------------


fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.


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16 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND

Notes to Financial Statements
-------------------------------------------------------------------------------


3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts on short-term securities as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and Advisor Class shares. Advisor Class shares also have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences, do not require such reclassification.

NOTE B
Advisory Fee and Other Transactions with Affiliates

Under an investment advisory agreement, the Fund pays the Adviser a fee at an annual rate of 1% of the Fund's average daily net assets. Such fee is accrued daily and paid monthly. Pursuant to the advisory agreement, the Fund paid $68,866 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended December 31, 2003.

Effective January 1, 2004, the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the average daily net assets of the Fund. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 17

Notes to Financial Statements
-------------------------------------------------------------------------------


The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $328,984 for the six months ended December 31, 2003. In addition, AGISagreed to waive a portion of its fees for the six months ended December 31, 2003. Such waiver amounted to $36,328.

For the six months ended December 31, 2003, the Fund's expenses were reduced by $280 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,879 from the sale of Class A shares and received $14,791, $53,120 and $4,173 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended December 31, 2003.

Brokerage commissions paid on investment transactions for the six months ended December 31, 2003, amounted to $285,687, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C
Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to the Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $6,619,225 and $1,218,807 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


-------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND

Notes to Financial Statements
-------------------------------------------------------------------------------


NOTE D
Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2003, were as follows:

                                             Purchases                 Sales
                                            ----------            -------------
Investment securities (excluding
  U.S. government securities)               $ 53,445,013          $ 64,823,482
U.S. government securities                            -0-                   -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                   $ 71,983,426
Gross unrealized depreciation                                     (7,047,616)
Net unrealized appreciation                                     $ 64,935,810

Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to hedge certain firm purchase and sales commitments denominated in foreign currencies. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts would be included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or liquid assets in a separate account of the Fund having a value equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 19

Notes to Financial Statements
-------------------------------------------------------------------------------


NOTE E
Capital Stock

There are 12,000,000,000 shares of $0.001 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C, and Advisor Class.
Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                   Shares                     Amount
                    ---------------------------    ---------------------------
                     Six Months                     Six Months
                        Ended                         Ended
                     December 31,                  December 31,
                         2003      Year Ended         2003        Year Ended
                     (unaudited)  June 30, 2003    (unaudited)   June 30, 2003
                    ------------  -------------   ------------   -------------
Class A
Shares sold            2,305,410    13,183,729    $ 20,981,266   $  96,276,749
Shares issued in
  reinvestment of
  dividends               51,705            -0-        512,401              -0-
Shares converted
  from Class B           113,665       856,684       1,044,600       7,708,791
Shares redeemed       (3,460,944)  (16,909,314)    (31,761,667)   (126,147,344)
Net decrease            (990,164)   (2,868,901)   $ (9,223,400)  $ (22,161,804)

Class B
Shares sold              453,595       945,209    $  4,047,423   $   6,678,057
Shares converted
  to Class A            (121,684)     (897,545)     (1,044,600)     (7,708,791)
Shares redeemed         (708,395)   (2,413,607)     (6,210,984)    (15,566,368)
Net decrease            (376,484)   (2,365,943)   $ (3,208,161)  $ (16,597,102)

Class C
Shares sold              695,780     1,759,195    $  5,873,289   $  12,385,634
Shares redeemed         (703,079)   (2,229,518)     (5,927,801)    (15,771,710)
Net decrease              (7,299)     (470,323)   $    (54,512)  $  (3,386,076)

Advisor Class
Shares sold              172,515       286,023    $  1,523,729   $   2,282,890
Shares issued in
  reinvestment of
  dividends                  419            -0-          4,171              -0-
Shares redeemed         (157,457)     (296,367)     (1,379,616)     (2,371,266)
Net increase
  (decrease)              15,477       (10,344)   $    148,284   $     (88,376)


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20 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND

Notes to Financial Statements
-------------------------------------------------------------------------------


NOTE F
Concentration of Risk

Investing in securities of foreign companies involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies. The Fund invests in securities issued by enterprises that are undergoing, or that have undergone, privatization. Privatization is a process through which the ownership and control of companies or assets in whole or in part are transferred from the public sector to the private sector. Through privatization a government or state divests or transfers all or a portion of its interest in a state enterprise to some form of private ownership. Therefore, the Fund is susceptible to the government re-nationalization of these enterprises and economic factors adversely affecting the economics of these countries. In addition, these securities created through privatization may be less liquid and subject to greater volatility than securities of more developed countries.

NOTE G
Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the facility during the six months ended December 31, 2003.

NOTE H
Distributions to Shareholders

The tax character of distributions to be paid for the year ending June 30, 2004 will be determined at the end of the current fiscal year. As of June 30, 2003, the components of accumulated earning/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                      $(63,455,808)(a)
Undistributed ordinary income                                  576,050
Unrealized appreciation/(depreciation)                      16,833,108
Total accumulated earnings/(deficit)                      $(46,046,650)

(a) On June 30, 2003, the Fund had a net capital loss carryforward of $57,588,910 of which $2,674,544 expires in the year 2009, $9,780,649 expires in the year 2010 and $45,133,717 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended June 30, 2003, the Fund deferred to July 1, 2003, post October capital losses of $5,866,898.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 21

Notes to Financial Statements
-------------------------------------------------------------------------------


NOTE I
Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

  (i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

  (ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

  (iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.


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22 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND

Notes to Financial Statements
-------------------------------------------------------------------------------


The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, approximately 40 additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 23

Financial Highlights
-------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                             Class A
                                          -----------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                            December 31,                      Year Ended June 30,
                                               2003      ---------------------------------------------------------------
                                            (unaudited)     2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 8.38       $ 8.19       $ 8.76       $13.57       $11.84       $12.67

Income From Investment Operations
Net investment income (loss)(a)                 (.01)         .02         (.03)         .02         (.04)          -0-
Net realized and unrealized
  gain (loss) on investment and
  foreign currency transactions                 2.54          .17         (.54)       (3.45)        2.83          .93
Net increase (decrease) in net
  asset value from operations                   2.53          .19         (.57)       (3.43)        2.79          .93

Less: Dividends and Distributions
Dividends from net investment
  income                                        (.04)          -0-          -0-          -0-          -0-        (.12)
Distributions from net realized
  gains on investment and
  foreign currency transactions                   -0-          -0-          -0-       (1.37)       (1.06)       (1.64)
Distributions in excess of net
  realized gains on investments                   -0-          -0-          -0-        (.01)          -0-          -0-
Total dividends and distributions               (.04)          -0-          -0-       (1.38)       (1.06)       (1.76)
Net asset value, end of period                $10.87       $ 8.38       $ 8.19       $ 8.76       $13.57       $11.84

Total Return
Total investment return based on
  net asset value(b)                           30.21%        2.32%       (6.51)%     (26.81)%      24.26%        9.86%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)   $201,137     $163,406     $183,160     $245,873     $394,665     $340,194
Ratio to average net assets of:
Expenses, net of waivers/
  reimbursement                                 2.09%(c)     2.29%        2.10%        1.81%        1.74%(d)     1.92%(d)
Expenses, before waivers/
  reimbursement                                 2.10%(c)     2.29%        2.10%        1.81%        1.74%(d)     1.92%(d)
Net investment income (loss)                    (.23)%(c)     .23%        (.40)%        .14%        (.31)%       (.01)%
Portfolio turnover rate                           22%          29%          43%          42%          67%          58%


See footnote summary on page 28.


-------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND

Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              Class B
                                            ------------------------------------------------------------------------------
                                             Six Months
                                               Ended
                                            December 31,                Year Ended June 30,
                                                2003     ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 7.84       $ 7.72       $ 8.32       $13.06       $11.50       $12.37

Income From Investment Operations
Net investment loss(a)                          (.04)        (.04)        (.09)        (.07)        (.13)        (.08)
Net realized and unrealized
  gain (loss) on investment and
  foreign currency transactions                 2.36          .16         (.51)       (3.29)        2.75          .89
Net increase (decrease) in net
  asset value from operations                   2.32          .12         (.60)       (3.36)        2.62          .81

Less: Dividends and Distributions
Dividends from net investment income              -0-          -0-          -0-          -0-          -0-        (.04)
Distributions from net realized
  gains on investment and
  foreign currency transactions                   -0-          -0-          -0-       (1.37)       (1.06)       (1.64)
Distributions in excess of net
  realized gains on investments                   -0-          -0-          -0-  (.01)-0--0-
Total dividends and distributions                 -0-          -0-          -0-       (1.38)       (1.06)       (1.68)
Net asset value, end of period                $10.16       $ 7.84       $ 7.72       $ 8.32       $13.06       $11.50

Total Return
Total investment return based on
  net asset value(b)                           29.59%        1.55%       (7.21)%     (27.37)%      23.45%        8.91%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)    $58,652      $48,183      $65,724      $92,446     $160,847     $117,420
Ratio to average net assets of:
Expenses, net of waivers/
  reimbursement                                 2.87%(c)     3.08%        2.89%        2.56%        2.47%(d)     2.63%(d)
Expenses, before waivers/
  reimbursement                                 2.88%(c)     3.08%        2.89%        2.56%        2.47%(d)     2.65%(d)
Net investment loss                            (1.01)%(c)    (.61)%      (1.19)%       (.64)%      (1.02)%      (1.43)%
Portfolio turnover rate                           22%          29%          43%          42%          67%          58%


See footnote summary on page 28.


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ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 25

Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              Class C
                                            ------------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                            December 31,              Year Ended June 30,
                                                2003     ---------------------------------------------------------------
                                            (unaudited)     2003         2002         2001         2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 7.84       $ 7.72       $ 8.32       $13.05       $11.50       $12.37

Income From Investment Operations
Net investment loss(a)                          (.04)        (.04)        (.09)        (.06)        (.12)        (.08)
Net realized and unrealized
  gain (loss) on investment and
  foreign currency transactions                 2.36          .16         (.51)       (3.29)        2.73          .89
Net increase (decrease) in net
  asset value from operations                   2.32          .12         (.60)       (3.35)        2.61          .81

Less: Dividends and Distributions
Dividends from net investment income              -0-          -0-          -0-          -0-          -0-        (.04)
Distributions from net realized
  gains on investment and
  foreign currency transactions                   -0-          -0-          -0-       (1.37)       (1.06)       (1.64)
Distributions in excess of net
  realized gains on investments                   -0-          -0-          -0-        (.01)          -0-          -0-
Total dividends and distributions                 -0-          -0-          -0-       (1.38)       (1.06)       (1.68)
Net asset value, end of period                $10.16       $ 7.84       $ 7.72       $ 8.32       $13.05       $11.50

Total Return
Total investment return based on
  net asset value(b)                           29.59%        1.55%       (7.21)%     (27.30)%      23.37%        8.91%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)    $15,606      $12,092      $15,541      $23,976      $39,598      $20,397
Ratio to average net assets of:
Expenses, net of waivers/
  reimbursement                                 2.86%(c)     3.06%        2.85%        2.56%        2.44%(d)     2.63%(d)
Expenses, before waivers/
  reimbursement                                 2.87%(c)     3.06%        2.85%        2.56%        2.44%(d)     2.63%(d)
Net investment loss                             (.99)%(c)    (.57)%      (1.18)%       (.62)%       (.94)%      (1.44)%
Portfolio turnover rate                           22%          29%          43%          42%          67%          58%


See footnote summary on page 28.


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26 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND

Financial Highlights
-------------------------------------------------------------------------------


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                          Advisor Class
                                            ------------------------------------------------------------------------------
                                            Six Months
                                               Ended
                                            December 31,                 Year Ended June 30,
                                                2003     ---------------------------------------------------------------
                                            (unaudited)      2003         2002         2001        2000         1999
                                            -----------  -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of period          $ 8.44       $ 8.21       $ 8.76       $13.53       $11.77       $12.63

Income From Investment Operations
Net investment income (loss)(a)                   -0-         .06         (.01)         .04           -0-         .02
Net realized and unrealized
  gain (loss) on investment and
  foreign currency transactions                 2.56          .17         (.54)       (3.43)        2.82          .93
Net increase (decrease) in net
  asset value from operations                   2.56          .23         (.55)       (3.39)        2.82          .95

Less: Dividends and Distributions
Dividends from net investment income            (.07)          -0-          -0-          -0-          -0-        (.17)
Distributions from net realized
  gains on investment and
  foreign currency transactions                   -0-          -0-          -0-       (1.37)       (1.06)       (1.64)
Distributions in excess of net
  realized gains on investments                   -0-          -0-          -0-        (.01)          -0-          -0-
Total dividends and distributions               (.07)          -0-          -0-       (1.38)       (1.06)       (1.81)
Net asset value, end of period                $10.93       $ 8.44       $ 8.21       $ 8.76       $13.53       $11.77

Total Return
Total investment return based on
  net asset value(b)                           30.35%        2.80%       (6.28)%     (26.58)%      24.68%       10.12%

Ratios/Supplemental Data
Net assets, end of period (000's omitted)     $1,132         $744         $808       $1,343       $2,506       $1,610
Ratio to average net assets of:
Expenses, net of waivers/
  reimbursement                                 1.78%(c)     1.98%        1.80%        1.50%        1.43%(d)     1.62%(d)
Expenses, before waivers/
  reimbursement                                 1.79%(c)     1.98%        1.80%        1.50%        1.43%(d)     1.62%(d)
Net investment income (loss)                     .07%(c)      .74%        (.18)%        .38%         .01%         .37%
Portfolio turnover rate                           22%          29%          43%          42%          67%          58%


See footnote summary on page 28.

-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 27

Financial Highlights
-------------------------------------------------------------------------------


(a)  Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return for a period of less than one year is not annualized.

(c)  Annualized.

(d) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                                            Year Ended June 30,
                                     ------------------------------
                                        2000                  1999
                                     ---------              --------
Class A                                 1.73%                 1.91%
Class B                                 2.46%                 2.62%
Class C                                 2.43%                 2.61%
Advisor Class                           1.42%                 1.61%


-------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND

Board of Directors
-------------------------------------------------------------------------------


BOARD OF DIRECTORS

William H. Foulk, Jr.,(1) Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Edward D. Baker, III,(2) Vice President
Thomas J. Bardong, Vice President
Russell Brody, Vice President
Jean Van De Walle, Vice President
Michael Levy,(2) Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller

Custodian

Brown Brothers Harriman & Company
40 Water Street
Boston, MA 02109-3661

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Auditors

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1)  Member of the Audit Committee.

(2) Messrs. Baker and Levy are the persons primarily responsible for the day-to-day management of the Fund's investment portfolio.


-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 29

AllianceBernstein Family Of Funds
-------------------------------------------------------------------------------


ALLIANCEBERNSTEIN FAMILY OF FUNDS


-------------------------------------------------------------------------------
Wealth Strategies Funds

Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

-------------------------------------------------------------------------------
Blended Style Series

U.S. Large Cap Portfolio

-------------------------------------------------------------------------------
Growth Funds

Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund+
Technology Fund

Global & International

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

-------------------------------------------------------------------------------
Value Funds

Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

-------------------------------------------------------------------------------
Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

-------------------------------------------------------------------------------
Municipal Bond Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

-------------------------------------------------------------------------------
Intermediate Municipal Bond Funds

Intermediate California
Intermediate Diversified
Intermediate New York

-------------------------------------------------------------------------------
Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,++ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*   Formerly Growth Investors Fund.

**  Formerly Conservative Investors Fund.

+   Quasar Fund changed its name to Small Cap Growth Fund on 11/3/03.

++ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


-------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND

NOTES



-------------------------------------------------------------------------------
ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND o 31

NOTES


-------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND

ALLIANCEBERNSTEIN WORLDWIDE PRIVATIZATION FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

WWPSR1203

ITEM 2.  CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.         EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     EXHIBIT NO.      DESCRIPTION OF EXHIBIT

     11 (b) (1)       Certification of Principal Executive Officer
                      Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

     11 (b) (2)       Certification of Principal Financial Officer
                      Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Worldwide Privatization Fund, Inc.

By:      /s/ Marc O. Mayer
         ----------------------
         Marc O. Mayer
         President

Date: February 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         ---------------------
         Marc O. Mayer
         President

Date: February 26, 2004

By:      /s/ Mark D. Gersten
         -----------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:   February 26, 2004